Taxes on Income	12 Months Ended
Dec. 31, 2017
Income Tax Disclosure [Abstract]
Taxes on Income

NOTE 15 - TAXES ON INCOME

The Company is subject to income taxes under the Israeli and U.S. tax laws:

Corporate tax rates

The Company is subject to Israeli corporate tax rate of 25% in the year 2016, 24% in 2017 and 23% from 2018. The Company is subject to a blended U.S. tax rate (Federal as well as state corporate tax) of 35%.

On December 22, 2017, the Tax Cuts and Jobs Act (the “Tax Act”) was signed into law in the United States. The Tax Act, among other provisions, introduces changes in the U.S corporate tax rate, business related exclusions and deductions and credits, and has internationally tax consequences for companies that operate international. Most of the changes introduced in the Tax Act are effective beginning on January 1, 2018. The Tax Act introduces a reduced federal tax rate of 21% from January 1, 2018 and onward.

A.	As of December 31, 2017, the Company generated net operating losses in Israel of approximately $5,267 which may be carried forward and offset against taxable income in the future for an indefinite period.

As of December 31, 2017, the Company generated net operating losses in the U.S. of approximately $2,987. Net operating losses in the United States are available through 2035. Utilization of U.S. net operating losses may be subject to substantial annual limitation due to the “change in ownership” provisions of the Internal Revenue Code of 1986 and similar state provisions. The annual limitation may result in the expiration of net operating losses before utilization.

B.	The Company is still in its development stage and has not yet generated revenues, therefore, it is more likely than not that sufficient taxable income will not be available for the tax losses to be utilized in the future. Therefore, a valuation allowance was recorded to reduce the deferred tax assets to its recoverable amounts.

	As of December 31,
	2017	2016

Net operating loss carry-forward	$488,603	$481,052

Total deferred tax assets	117,265	120,263
Valuation allowance	(117,265)	(120,263)
Net deferred tax assets	$-	$-

Reconciliation of Income Taxes:

The following is a reconciliation of the taxes on income assuming that all income is taxed at the ordinary statutory corporate tax rate in Israel and the effective income tax rate:

	As of December 31,
	2017	2016
	(in thousands)
Net loss as reported in the statements of operations	$7,589	$9,663
Statutory tax rate	24%	25%
Income Tax under statutory tax rate	1,821	2,416
Change in valuation allowance	(1,821)	(2,416)
Actual income tax	$-	$-